WILMERHALE

March 31, 2006

BY ELECTRONIC SUBMISSION	Pamela Egleston

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, DC 20549	+1 617 526 6642 (t) +1 617 526 5000 (f) pamela.egleston@wilmerhale.com

Re:	Achillion Pharmaceuticals, Inc.

Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Achillion Pharmaceuticals, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of Common Stock of the Company for a proposed maximum aggregate offering price of $75,000,000.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On March 31, 2006, in anticipation of this filing, the Company caused the filing fee of $8,025.00 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

Please contact the undersigned or Steven Singer or Susan Mazur at 617-526-6000 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Pamela Egleston

Pamela Egleston

cc:	Steven D. Singer, Esq.

Susan L. Mazur, Esq.

Sarah A. Levendusky, Esq.

Mary Kay Fenton

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

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